Debt and Other Obligations - Term Loan (Details)				3 Months Ended		12 Months Ended
	May 11, 2018 USD ($)	May 08, 2018	May 07, 2018	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	May 11, 2018 EUR (€)	Jan. 01, 2015 USD ($)
Line of Credit Facility [Line Items]
Finance costs directly expensed				$ 535,000	$ 655,000
Unrealized loss				20,337,000		$ 19,628,000
Designated as Hedging Instrument | Cash Flow Hedge | Cross Currency Interest Rate Contract
Line of Credit Facility [Line Items]
Notional amount converted into EUR | €							€ 235,000,000
Designated as Hedging Instrument | Net Investment Hedging | Currency Swap
Line of Credit Facility [Line Items]
Notional amount converted into EUR								$ 180,000,000
Unrealized loss				2,200,000
Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Estimated annual interest expense reduction	$ 4,700,000
Finance costs directly expensed				341,000		495,000
Debt issuance costs				$ (7,248,000)		$ (7,738,000)
Term Loan - USD | LIBOR | Term Loan
Line of Credit Facility [Line Items]
Margin reduction		0.50%
Basis spread on variable rate		2.00%	2.50%
Term Loan - EUR | EURIBOR | Term Loan
Line of Credit Facility [Line Items]
Margin reduction		0.25%
Basis spread on variable rate		2.25%	2.50%